Document and Entity Information	Oct. 13, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Oct. 13, 2025
Entity Registrant Name	MISSION PRODUCE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39561
Entity Tax Identification Number	95-3847744
Entity Address Address Line 1	2710 Camino Del Sol
Entity Address City Or Town	Oxnard
Entity Address State Or Province	CA
Entity Address Postal Zip Code	93030
City Area Code	805
Local Phone Number	981-3650
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	AVO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On August 7, 2025, Mission Produce, Inc. (the “Company”) announced the departure of Juan A. Wiesner, President of Central and South America from the Company effective November 1, 2025. This Amendment to the Current Report on Form 8-K filed on August 7, 2025 is being filed to disclose the terms of a Separation Agreement entered into with Mr. Wiesner in connection with his departure.
Entity Central Index Key	0001802974